Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Cash and cash equivalents	$ 585,343	$ 662,546	$ 2,392,685
Restricted cash	0	1,250,000	0
Prepaid expenses		0	72,518
Related party receivable		0	453,529
Accounts receivable, net of $235,000 of allowance for doubtful accounts	3,422,863	3,668,646	0
Receivable and other current assets	382,755	2,665,781	2,827,131
Total Current Assets	4,390,961	8,246,973	5,745,863
Captialized production costs	4,242,096	4,654,013	15,170,768
Intangible assets	9,110,000	0
Goodwill	13,996,337	0
Property, equipment and leasehold improvements	1,118,514	35,188	55,413
Investments	220,000	0
Deposits	1,201,481	1,261,067	397,069
Total Assets	34,279,389	14,197,241	21,369,113
Current
Accounts payable	1,305,031	677,249	2,070,545
Other current liabilities	4,322,967	2,958,523	2,984,320
Line of credit	500,000	0
Put Rights	750,343	0
Warrant liability	0	14,011,254	0
Accrued Compensation	2,312,500	2,250,000	2,065,000
Debt	12,900,242	18,743,069	37,331,008
Loans from related party	1,244,310	684,326	2,917,523
Deferred revenue	26,428	46,681	1,418,368
Notes payable	825,000	300,000	300,000
Total Current Liabilities	24,186,821	39,671,102	49,086,764
Noncurrent
Convertible note payable		0	3,164,000
Warrant liability	3,636,865	6,393,936	0
Put Rights	3,249,657	0
Contingent Consideration	3,541,000	0
Other noncurrent liabilities	1,060,188	0
Loan from related party		0	1,982,267
Total Non Current Liabilities	11,487,710	6,393,936	5,146,267
Total Liabilities	35,674,531	46,065,038	54,233,031
STOCKHOLDERS' DEFICIT
Common stock	270,988	215,933	61,419
Preferred Stock	1,000
Additional paid in capital	93,183,286	67,727,474	26,480,240
Accumulated deficit	(94,850,416)	(99,812,204)	(62,615,428)
Total Dolphin Digital Media, Inc. Deficit		(31,867,797)	(35,841,726)
Non-controlling interest		0	2,977,808
Total Stockholders' Deficit	(1,395,142)	(31,867,797)	(32,863,918)
Total Liabilities and Stockholders' Deficit	$ 34,279,389	14,197,241	21,369,113
Series A Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred Stock		0	1,043
Series B Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred Stock		0	230,000
Series C Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred Stock		$ 1,000	$ 1,000